Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings.
Schedule of borrowings

	2025	2024
	US$’000	US$’000
Bank borrowings	627,873	655,795
Lease financing arrangement	182,689	129,110
Shareholder loan	—	79,501
Trust receipts	39,792	73,766
Interest payable	2,749	3,836
	853,103	942,008
Non-current	730,394	711,664
Current	122,709	230,344
	853,103	942,008